Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations
3.	Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations
Disaggregation of Revenue
For the six months ended June 30, 2021, revenue from Data Solutions contracts was $8,074 and represented 43% of total revenue. Revenue from Space Services solution contracts was $10,755 and represented 57% of total revenue. For the six months ended June 30, 2020, revenue from Data Solutions contracts was $4,202, or 30% of total revenue and revenue from Space Services solution contracts was $9,835, or 70% of total revenue.
The following revenue disaggregated by geography was recognized:

	Six Months Ended June 30, 2021		Six Months Ended June 30, 2020
EMEA (1)	$9,903	53%	$7,241	52%
Americas (2)	5,765	31%	5,215	37%
Asia Pacific (3)	3,161	16%	1,581	11%

Total	$18,829	100%	$14,037	100%

(1)	The United Kingdom represented 11% for the six months ended June 30, 2021. The Netherlands represented 31% and 41% for the six months ended June 30, 2021 and 2020, respectively.
(2)	U.S. represented 31% and 37% for the six months ended June 30, 2021 and 2020, respectively.
(3)	Australia represented 12% for the six months ended June 30, 2021.

Contract Assets
At June 30, 2021 and December 31, 2020 Contract assets were $846 and $853, respectively, on the Condensed Consolidated Balance Sheets.
Changes in Contract assets for the six months ended June 30, 2021 were as follows:

Balance at January 1, 2021	$853
Contract assets recorded	—
Reclassified to Accounts receivable	—
Other	(7)

Balance at June 30, 2021	$846

Contract Liabilities
At June 30, 2021 and December 31, 2020, Contract liabilities were $10,914 and $8,110, respectively, and were reported in the current portion of Contract liabilities on the Company’s Condensed Consolidated Balance Sheets.
Changes in Contract liabilities for the six months ended June 30, 2021 were as follows:

Balance at January 1, 2021	$8,110
Contract liabilities recorded	9,820
Revenue recognized	(6,953)
Other	(63)

Balance at June 30, 2021	$10,914

Remaining Performance Obligations
The Company has performance obligations associated with commitments in customer contracts for future services that have not yet been recognized as revenue. These commitments for future services exclude (i) contracts with an original term of one year or less, and (ii) cancellable contracts. As of June 30, 2021, the amount not yet recognized as revenue from these commitments is $53,166. The Company expects to recognize 52% of these future commitments over the next 12 months and the remaining 48% thereafter as revenue when the performance obligations are met.

3.	Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations
Disaggregation of Revenue
Revenue from data solution contracts amounted to $7,677 and $3,469 and represented 26.9% and 18.8% of total revenue for the year ended December 31, 2020 and 2019, respectively. Revenue from Space Services solution contracts amounted to $20,813 and $15,022 and represented 73.1% and 81.2% of total revenue for the year ended December 31, 2020 and 2019, respectively.
The following revenue disaggregated by geography was recognized:

	Year Ended December 31, 2020		Year Ended December 31, 2019
EMEA (1)	$14,213	50%	$10,277	56%
Americas (2)	10,759	38%	7,195	39%
Asia Pacific	3,518	12%	1,019	5%

Total	$28,490	100%	$18,491	100%

(1)	Netherlands represented 37% and 48% for the years ended December 31, 2020 and 2019, respectively.
(2)	Wholly comprised of amounts derived from the United States.
Contract Assets
At December 31, 2020 and 2019, Contract assets were $853 and $493, respectively, on the Consolidated Balance Sheets.
Changes in Contract assets were as follows:

	December 31,
	2020	2019
Balance at the beginning of the year	$493	$223
Contract assets recorded during the year	1,577	493
Reclassified to Accounts receivable	(1,217)	(223)

Balance at the end of the year	$853	$493

Contract Liabilities
At December 31, 2020, Contract liabilities were $8,110 and were reported in current portion of Contract liabilities on the Company’s Consolidated Balance Sheets. At December 31, 2019, Contract liabilities were $4,550, of which $4,199 is reported in current portion of Contract liabilities and $351 is reported in non-current
portion of Contract liabilities on the Consolidated Balance Sheets.
Changes in Contract liabilities were as follows:

	December 31,
	2020	2019
Balance at the beginning of the year	$4,550	$3,687
Contract liabilities recorded during the year	7,759	3,485
Revenue recognized during the year	(4,199)	(2,622)

Balance at the end of the year	$8,110	$4,550

Remaining Performance Obligations
The Company has performance obligations associated with commitments in customer contracts for future services that have not yet been recognized as revenue. These commitments for future services exclude (i) contracts with an original term of one year or less, and (ii) cancellable contracts. As of December 31, 2020, the amount not yet recognized as revenue from these commitments is $31,990. The Company expects to recognize 80.4% of these future commitments over the next 12 months and the remaining 19.6% thereafter as revenue when the performance obligations are met.